Minimum capital requirements - Capital ratios (Details)	Dec. 31, 2017	Dec. 31, 2016
Minimum capital requirements
Net Capital / Required Capital	1.97	1.97
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	10.83%	10.30%
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	7.60%	7.30%
Basic Capital / Assets subject to Credit, Market and Operating Risk	12.17%	11.79%
Basic Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	9.10%	8.80%
Net Capital / Assets subject to Credit Risk	20.82%	20.00%
Net Capital / Assets subject to Credit, Market and Operating Risk	15.73%	15.74%
Net Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	11.10%	10.80%